PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 128.3%
Bank Loans 12.2%
Auto Manufacturers 0.4%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.660%(c)	11/06/24	2,210	$2,149,544
Chemicals 1.2%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.000(c)	01/31/24	489	481,689
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.800(c)	07/01/26	1,492	1,462,613
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.309(c)	06/26/25	3,672	3,602,868
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.756(c)	06/26/26	1,000	897,105
				6,444,275
Computers 1.9%
Everi Payments, Inc., Term Loan, 3 Month LIBOR + 10.500%^	11.500(c)	05/09/24	125	127,500
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500(c)	09/29/25	3,619	3,654,937
Term B USD Loan, 1 Month LIBOR + 3.750%	3.906(c)	09/30/24	4,914	4,864,586

Surf Holdings LLC, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR + 3.500%	3.827(c)	03/05/27	1,500	1,463,750
				10,110,773
Electric 0.4%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	2,134	2,016,512
Electronics 0.1%
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.656(c)	06/30/25	750	750,938

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Engineering & Construction 0.2%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	13.000%(c)	10/04/23	740	$850,539
2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	12.183(c)	10/04/23	60	69,461
				920,000
Entertainment 0.6%
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072(c)	12/10/24	2,242	2,258,810
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%	3.612(c)	08/14/24	297	276,970
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 3 Month LIBOR + 8.000%	9.000(c)	05/11/26	525	557,156
				3,092,936
Insurance 0.5%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.156(c)	11/03/23	368	361,285
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.656(c)	08/04/25	2,560	2,563,688
				2,924,973
Media 0.3%
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.156(c)	05/01/26	1,294	1,222,627
Second Amendment Incremental Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	05/01/26	650	627,791
				1,850,418
Oil & Gas 0.8%
Chesapeake Energy Corp., Class A Loan	0.000	06/24/24(d)	4,850	3,135,826
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	570	541,083
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/28/24	788	752,247
				4,429,156

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 0.3%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	3.500%(c)	09/24/24	712	$616,676
2018 Incremental Term Loan, 6 Month LIBOR + 3.000%	3.750(c)	02/24/25	182	157,847

Milano Acquisition Corp., Term Loan	—(p)	08/31/27	850	842,563
				1,617,086
Retail 0.3%
CEC Entertainment, Inc., Term B Loan	0.000	08/31/26(d)	560	348,405
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	1,125	1,110,938
				1,459,343
Software 2.6%
CHAMPIONX Holding, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	1,400	1,301,125
Dun & Bradstreet Corp. (The), Term Loan B, 1 Month LIBOR + 3.750%	3.920(c)	02/06/26	2,394	2,386,219
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	3,814	3,589,188
Informatica LLC, Second Lien Initial Loan	7.125	02/25/25	675	682,594
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.410(c)	03/03/28	3,025	2,924,168
Term Loan B-3, 1 Month LIBOR + 3.750%	3.910(c)	06/30/26	2,993	2,889,633
				13,772,927
Telecommunications 2.6%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	3.800(c)	05/27/24	3,326	2,893,936
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%	6.500(c)	07/13/21	344	348,946
Tranche B-5 Term Loan	8.625	01/02/24	4,795	4,844,950

West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	3,475	3,093,808

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)

Windstream Services LLC, Term Loan	— %(p)	08/11/27	900	$870,750
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.906(c)	06/10/27	1,775	1,749,115
				13,801,505

Total Bank Loans (cost $67,842,425)				65,340,386
Corporate Bonds 115.6%
Advertising 1.2%
Clear Channel International BV, Sr. Sec’d. Notes, 144A	6.625	08/01/25	200	207,265
National CineMedia LLC,
Sr. Sec’d. Notes, 144A(aa)	5.875	04/15/28	1,075	866,444
Sr. Unsec’d. Notes(aa)	5.750	08/15/26	1,175	763,762
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A(aa)	5.000	08/15/27	1,620	1,591,270
Gtd. Notes, 144A	6.250	06/15/25	625	647,667

Terrier Media Buyer, Inc., Gtd. Notes, 144A(aa)	8.875	12/15/27	2,355	2,439,593
				6,516,001
Aerospace & Defense 3.7%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.150	05/01/30	2,450	2,742,442
Sr. Unsec’d. Notes	5.805	05/01/50	3,150	3,763,528
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	1,975	1,495,443
Sr. Unsec’d. Notes, 144A(aa)	7.500	03/15/25	550	410,472
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	1,950	1,415,504
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21	6,900	6,630,290

Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875	05/01/25	500	568,119

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500%	04/15/25	975	$985,044
SSL Robotics LLC, Sr. Sec’d. Notes, 144A(aa)	9.750	12/31/23	1,350	1,525,220
				19,536,062
Agriculture 0.6%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	525	545,347
Sr. Sec’d. Notes, 144A(aa)	6.125	02/01/25	2,650	2,688,325
				3,233,672
Apparel 0.4%
William Carter Co. (The), Gtd. Notes, 144A(aa)	5.500	05/15/25	1,200	1,278,508
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	450	450,782
Gtd. Notes, 144A	6.375	05/15/25	550	585,585
				2,314,875
Auto Manufacturers 2.0%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/29	419	460,225
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	3,675	3,392,496
Sr. Unsec’d. Notes	5.291	12/08/46	3,300	3,126,279
Sr. Unsec’d. Notes	9.000	04/22/25	950	1,111,398
Sr. Unsec’d. Notes	9.625	04/22/30	565	740,081

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584	03/18/24	310	330,614
Navistar International Corp.,
Gtd. Notes, 144A(aa)	6.625	11/01/25	795	809,764
Sr. Sec’d. Notes, 144A	9.500	05/01/25	775	882,799
				10,853,656
Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	2,725	2,552,545

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000%	04/15/25	275	$307,644
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	6.250	04/01/25	600	618,682
Gtd. Notes(aa)	6.250	03/15/26	686	701,052
Gtd. Notes(aa)	6.500	04/01/27	1,000	1,029,045

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(aa)	5.625	11/15/26	1,090	609,549
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	500	519,606
Gtd. Notes, 144A(aa)	6.500	06/01/26	2,665	2,808,570
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	200	211,949
Sr. Unsec’d. Notes	5.625	06/15/28	195	206,127

Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	1,000	747,190
				10,311,959
Banks 1.0%
CIT Group, Inc.,
Sr. Unsec’d. Notes	5.000	08/01/23	375	397,642
Sub. Notes(aa)	6.125	03/09/28	1,500	1,767,280

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,875	3,051,183
				5,216,105
Building Materials 3.0%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	8.000	04/15/26	1,625	1,721,718
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	275	292,381
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	1,255	1,332,764
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	701	712,595
Sr. Sec’d. Notes, 144A	6.250	05/15/25	300	323,039
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	255	273,261
Gtd. Notes, 144A(aa)	5.750	09/15/26	725	762,484

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Patrick Industries, Inc., Gtd. Notes, 144A(aa)	7.500%	10/15/27	975	$1,076,462
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	625	622,481
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	875	926,683
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,975	2,086,789
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	370	387,469
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	230	240,880
Gtd. Notes, 144A(aa)	6.500	03/15/27	1,400	1,509,160

U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24	3,900	4,025,024
				16,293,190
Chemicals 5.9%
Ashland LLC, Gtd. Notes	6.875	05/15/43	2,125	2,653,656
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(aa)	8.750	06/01/23	825	836,048
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	600	614,599
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	375	398,223
Chemours Co. (The),
Gtd. Notes(aa)	5.375	05/15/27	1,485	1,502,126
Gtd. Notes(aa)	6.625	05/15/23	4,430	4,454,983
Gtd. Notes(aa)	7.000	05/15/25	1,500	1,542,515

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24	2,255	2,105,581
Hexion, Inc., Gtd. Notes, 144A(aa)	7.875	07/15/27	2,200	2,204,125
Minerals Technologies, Inc., Gtd. Notes, 144A	5.000	07/01/28	435	452,017
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	1,755	1,884,508
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	1,100	1,100,818
Sr. Unsec’d. Notes, 144A(aa)	5.250	06/01/27	445	430,406

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Olin Corp., Sr. Unsec’d. Notes, 144A	9.500%	06/01/25	825	$962,551
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25	1,400	1,393,138
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	10.500	08/01/24	2,050	1,741,042
Tronox Finance PLC, Gtd. Notes, 144A(aa)	5.750	10/01/25	940	953,585
Tronox, Inc.,
Gtd. Notes, 144A(aa)	6.500	04/15/26	2,425	2,507,517
Sr. Sec’d. Notes, 144A	6.500	05/01/25	725	782,235
Valvoline, Inc.,
Gtd. Notes	4.375	08/15/25	370	383,684
Gtd. Notes, 144A	4.250	02/15/30	460	488,091
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(aa)	5.750	07/15/25	1,225	1,021,654
Sr. Sec’d. Notes, 144A	9.500	07/01/25	625	657,643
WR Grace & Co-Conn,
Gtd. Notes, 144A	4.875	06/15/27	400	419,231
Gtd. Notes, 144A	5.625	10/01/24	100	107,345
				31,597,321
Commercial Services 6.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	430	462,340
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	2,400	2,645,708

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	400	417,476
Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	850	894,316
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28	285	297,659
Laureate Education, Inc., Gtd. Notes, 144A(aa)	8.250	05/01/25	4,500	4,782,771
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A	5.500	10/01/21	459	460,521
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(aa)	8.250	11/15/26	6,767	7,492,978
Sr. Sec’d. Notes, 144A(aa)	6.250	05/15/26	500	537,329

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	7.375%	09/01/25	550	$576,483
Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30	335	341,447
United Rentals North America, Inc.,
Gtd. Notes(aa)	4.000	07/15/30	675	705,558
Gtd. Notes(aa)	4.875	01/15/28	7,025	7,467,224
Gtd. Notes(aa)	5.250	01/15/30	1,425	1,583,481

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	3,085	3,343,581
				32,008,872
Computers 2.3%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(aa)	9.750	09/01/26	4,050	4,315,604
Dell International LLC/EMC Corp., Gtd. Notes, 144A(aa)	5.875	06/15/21	1,942	1,944,472
Everi Payments, Inc., Gtd. Notes, 144A(aa)	7.500	12/15/25	2,002	1,975,276
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	550	554,580
Gtd. Notes, 144A	5.250	10/01/30	350	354,549
Gtd. Notes, 144A(aa)	5.750	09/01/27	1,000	1,053,636
Gtd. Notes, 144A	8.125	04/15/25	350	390,795
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	375	393,221
Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/25	1,325	1,352,359
				12,334,492
Distribution/Wholesale 0.4%
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%(aa)	8.625	09/15/24	1,400	1,433,315
H&E Equipment Services, Inc., Gtd. Notes(aa)	5.625	09/01/25	689	715,897
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27	125	130,313
				2,279,525

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 3.6%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750%	12/15/24	1,075	$1,030,365
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	2,125	2,048,653
Gtd. Notes, 144A	5.500	01/15/23	1,875	1,829,990

Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A(aa)	7.875	07/15/24	720	746,828
LPL Holdings, Inc., Gtd. Notes, 144A(aa)	5.750	09/15/25	1,280	1,331,201
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,645	2,786,522
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,350	1,431,198
Navient Corp.,
Sr. Unsec’d. Notes	5.875	03/25/21	150	152,449
Sr. Unsec’d. Notes	6.625	07/26/21	150	153,747
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	500	571,328
Gtd. Notes(aa)	6.875	03/15/25	350	394,719
Gtd. Notes(aa)	7.125	03/15/26	5,898	6,764,009

Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	150	147,538
				19,388,547
Electric 4.4%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29	1,100	1,126,645
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,650	1,724,383
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	6,289,702
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	86	81,428
Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	296	265,006
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,150	2,342,042
Gtd. Notes, 144A	5.250	06/15/29	400	436,543
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	825	822,952
Sr. Sec’d. Notes	5.250	07/01/30	2,135	2,127,919

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000%	07/31/27	1,100	$1,165,643
Gtd. Notes, 144A(aa)	5.625	02/15/27	6,700	7,112,568
				23,494,831
Electrical Components & Equipment 0.3%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	650	714,316
Gtd. Notes, 144A	7.250	06/15/28	800	891,527
				1,605,843
Electronics 0.0%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	260	260,623
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(aa)	6.500	01/15/26	600	639,717
Engineering & Construction 1.1%
AECOM,
Gtd. Notes	5.125	03/15/27	1,940	2,133,299
Gtd. Notes	5.875	10/15/24	675	751,335

PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	700	747,660
TopBuild Corp., Gtd. Notes, 144A(aa)	5.625	05/01/26	1,931	2,015,083
				5,647,377
Entertainment 5.9%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	3,942	1,466,220
Sr. Sec’d. Notes, 144A	10.500	04/24/26	465	397,628

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(aa)	5.250	10/15/25	4,725	4,522,401
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22	4,000	3,967,953

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	6.250%	07/01/25	660	$698,808
Sr. Unsec’d. Notes, 144A	8.125	07/01/27	695	736,422

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,275	2,155,841
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	600	618,977
Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,110	2,304,634

Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24	2,500	2,372,147
Merlin Entertainments Ltd. (United Kingdom), Gtd. Notes, 144A	5.750	06/15/26	200	192,833
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	950	829,757
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	2,630	2,730,358
Scientific Games International, Inc.,
Gtd. Notes, 144A(aa)	7.250	11/15/29	700	693,199
Gtd. Notes, 144A(aa)	8.250	03/15/26	2,750	2,832,652
Gtd. Notes, 144A(aa)	8.625	07/01/25	1,375	1,432,940
Six Flags Entertainment Corp.,
Gtd. Notes, 144A	4.875	07/31/24	787	763,212
Gtd. Notes, 144A	5.500	04/15/27	525	513,405

Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/27	1,320	1,309,564
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	839,524
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	289,603
				31,668,078
Foods 3.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	600	647,614
Sr. Unsec’d. Notes, 144A	3.500	03/15/29	1,200	1,208,777

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	1,200	1,278,601
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(aa)	5.750	06/15/25	1,650	1,702,678
Gtd. Notes, 144A(aa)	5.875	07/15/24	250	255,084

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(aa)	6.500%	04/15/29	1,025	$1,163,639
Sr. Unsec’d. Notes, 144A(aa)	5.500	01/15/30	1,950	2,164,054
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25	50	51,330
Gtd. Notes, 144A(aa)	5.875	09/30/27	4,800	5,099,199
Post Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	12/15/29	1,375	1,506,843
Gtd. Notes, 144A	5.625	01/15/28	111	118,604
Gtd. Notes, 144A(aa)	5.750	03/01/27	1,350	1,425,338

TreeHouse Foods, Inc., Gtd. Notes	4.000	09/01/28	125	127,107
US Foods, Inc., Gtd. Notes, 144A(aa)	5.875	06/15/24	1,475	1,494,959
				18,243,827
Gas 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25	600	661,721
Sr. Unsec’d. Notes(aa)	5.625	05/20/24	225	246,374
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	3,250	3,677,527
Sr. Unsec’d. Notes(aa)	5.875	08/20/26	675	765,894
				5,351,516
Healthcare-Services 6.1%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	150	154,504
Centene Corp., Sr. Unsec’d. Notes(aa)	4.250	12/15/27	1,050	1,103,784
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	325	325,959
DaVita, Inc., Gtd. Notes, 144A(aa)	4.625	06/01/30	1,025	1,076,512
Encompass Health Corp., Gtd. Notes(aa)	4.750	02/01/30	540	563,183
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.500	05/01/26	452	436,530
HCA, Inc.,
Gtd. Notes(aa)	5.625	09/01/28	3,700	4,401,663
Sr. Sec’d. Notes(aa)	4.750	05/01/23	4,700	5,163,845

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
MEDNAX, Inc.,
Gtd. Notes, 144A	5.250%	12/01/23	525	$532,663
Gtd. Notes, 144A(aa)	6.250	01/15/27	755	800,141

Molina Healthcare, Inc., Sr. Unsec’d. Notes(aa)	5.375	11/15/22	1,610	1,691,273
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500	12/01/22	510	518,495
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	4,300	4,666,223
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	10.000	04/15/27	1,195	1,293,024
Tenet Healthcare Corp.,
Sec’d. Notes	5.125	05/01/25	300	307,423
Sec’d. Notes, 144A	6.250	02/01/27	350	368,282
Sr. Sec’d. Notes, 144A(aa)	4.875	01/01/26	1,118	1,163,085
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	3,475	3,712,695
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	1,250	1,223,153
Sr. Unsec’d. Notes(aa)	7.000	08/01/25	1,800	1,861,236
Sr. Unsec’d. Notes(aa)	8.125	04/01/22	975	1,052,698
				32,416,371
Home Builders 6.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	9.875	04/01/27	2,608	2,863,421
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27	1,350	1,370,783
Gtd. Notes(aa)	7.250	10/15/29	2,675	2,875,838
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,875	1,755,704
Gtd. Notes, 144A(aa)	6.250	09/15/27	815	827,230
Gtd. Notes, 144A	6.375	05/15/25	300	304,131

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	1,725	1,859,236
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	5.000	03/01/28	650	656,616
Gtd. Notes, 144A(aa)	8.000	04/15/24	1,025	1,087,162
KB Home,
Gtd. Notes	4.800	11/15/29	425	461,057

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
KB Home, (cont’d.)
Gtd. Notes(aa)	6.875%	06/15/27	1,800	$2,107,172

Lennar Corp., Gtd. Notes(aa)	5.000	06/15/27	1,250	1,424,746
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	425	441,154
Gtd. Notes(aa)	5.625	08/01/25	1,000	1,034,508
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	900	927,192
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,138,762

Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	2,748	3,017,725
New Home Co., Inc. (The), Gtd. Notes(aa)	7.250	04/01/22	2,275	2,200,241
PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	487	556,590
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	02/15/28	250	256,356
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	425	427,414
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	5.875	01/31/25	561	572,035
Gtd. Notes, 144A	5.875	06/15/27	400	448,145
Gtd. Notes, 144A	6.000	09/01/23	8	8,190
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,800	3,025,508
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	455	493,847

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.625	03/01/24	1,873	1,997,554
TRI Pointe Group, Inc., Gtd. Notes	5.700	06/15/28	315	347,686
				34,486,003
Household Products/Wares 0.2%
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25	575	593,998
Gtd. Notes, 144A	5.000	10/01/29	250	260,038
				854,036

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.2%
Scotts Miracle-Gro Co. (The), Gtd. Notes(aa)	4.500%	10/15/29	1,125	$1,204,705
Iron/Steel 0.3%
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	6.750	03/15/26	300	306,403
Sr. Sec’d. Notes, 144A(aa)	9.875	10/17/25	1,300	1,432,029
				1,738,432
Leisure Time 0.9%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	980	989,656
Sr. Sec’d. Notes, 144A	12.250	05/15/24	385	428,705
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	1,125	772,306
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	9.125	06/15/23	180	189,509
Sr. Sec’d. Notes, 144A	10.875	06/01/23	290	319,490
Sr. Unsec’d. Notes	2.650	11/28/20	775	773,236
Sr. Unsec’d. Notes	5.250	11/15/22	150	134,303
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	900	631,788
Sr. Sec’d. Notes, 144A	13.000	05/15/25	275	306,113
				4,545,106
Lodging 2.5%
Boyd Gaming Corp.,
Gtd. Notes	6.000	08/15/26	630	660,457
Gtd. Notes	6.375	04/01/26	775	808,325
Gtd. Notes, 144A	8.625	06/01/25	500	551,508
Hilton Domestic Operating Co., Inc.,
Gtd. Notes(aa)	5.125	05/01/26	1,250	1,290,355
Gtd. Notes, 144A	5.375	05/01/25	300	314,485
Gtd. Notes, 144A	5.750	05/01/28	325	343,754

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875	04/01/27	625	643,964
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.875	03/01/21	250	251,936
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	300	337,253
MGM Resorts International,
Gtd. Notes(aa)	5.500	04/15/27	686	725,469

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes(aa)	6.000%	03/15/23	1,200	$1,261,145
Gtd. Notes(aa)	6.750	05/01/25	2,325	2,480,781

Station Casinos LLC, Gtd. Notes, 144A(aa)	4.500	02/15/28	1,150	1,092,944
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	575	541,601
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	1,350	1,327,752
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	800	810,358
				13,442,087
Machinery-Diversified 0.5%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	2,475	2,466,260
Media 10.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	4,050	4,235,634
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	650	688,971
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,300	2,469,820
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29	3,300	3,622,869
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	500	522,818
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(aa)	9.250	02/15/24	10,676	10,453,070
Sr. Sec’d. Notes, 144A	5.125	08/15/27	400	402,878
CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	775	803,652
Sr. Unsec’d. Notes, 144A	3.375	02/15/31	1,175	1,159,264
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	4,225	4,321,911
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27	5,755	3,232,270
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26	3,925	3,060,719
DISH DBS Corp.,
Gtd. Notes(aa)	7.750	07/01/26	3,835	4,390,577
Gtd. Notes, 144A	7.375	07/01/28	740	785,288
Entercom Media Corp.,
Gtd. Notes, 144A(aa)	7.250	11/01/24	500	403,117
Sec’d. Notes, 144A(aa)	6.500	05/01/27	2,110	1,817,003

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Gray Television, Inc., Gtd. Notes, 144A(aa)	7.000%	05/15/27	1,950	$2,115,058
iHeartCommunications, Inc.,
Gtd. Notes(aa)	8.375	05/01/27	1,625	1,640,248
Sr. Sec’d. Notes	6.375	05/01/26	200	209,242

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	550	570,398
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(aa)	5.625	07/15/27	1,000	1,057,516
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	02/15/25	3,525	3,592,245
Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23	1,155	1,173,876

Scripps Escrow, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/27	1,190	1,190,233
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	800	803,863
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	3,460	3,499,149
				58,221,689
Mining 3.4%
Constellium SE, Gtd. Notes, 144A(aa)	6.625	03/01/25	3,395	3,510,995
Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A(aa)	9.500	06/01/24	1,408	1,540,167
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	03/01/26	300	299,416
Gtd. Notes, 144A	7.250	05/15/22	765	767,363
Gtd. Notes, 144A	7.250	04/01/23	750	761,977
Gtd. Notes, 144A	7.500	04/01/25	2,305	2,350,059
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	1,075	1,129,745
Gtd. Notes	4.625	08/01/30	800	855,489

Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	385	424,416
IAMGOLD Corp. (Burkina Faso), Gtd. Notes, 144A(aa)	7.000	04/15/25	1,350	1,417,372
New Gold, Inc. (Canada),
Gtd. Notes, 144A(aa)	6.375	05/15/25	1,369	1,428,641
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	830	899,395

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A	4.750%	01/30/30	925	$938,673
Gtd. Notes, 144A	5.875	09/30/26	1,575	1,642,957
				17,966,665
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	575	611,258
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	817,188

FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	222	215,324
				1,643,770
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	410	419,006
Oil & Gas 8.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	5,325	3,514
Antero Resources Corp.,
Gtd. Notes(aa)	5.000	03/01/25	2,775	1,909,653
Gtd. Notes	5.375	11/01/21	375	367,453
Gtd. Notes(aa)	5.625	06/01/23	3,925	3,107,077
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $434,543; purchased 05/09/19)(f)	7.000	11/01/26	450	311,461
Sr. Unsec’d. Notes, 144A (original cost $5,118,450; purchased 03/29/17-08/21/18)(aa)(f)	10.000	04/01/22	4,944	4,619,267

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,825	1,801,982
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,181,501
CNX Resources Corp.,
Gtd. Notes(aa)	5.875	04/15/22	1,123	1,127,022
Gtd. Notes, 144A(aa)	7.250	03/14/27	1,350	1,404,066

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	575	569,204

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875%	08/15/25(d)	1,350	$132,553
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26	1,925	1,927,942
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/30/28	975	995,568
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	300	312,379

EQT Corp., Sr. Unsec’d. Notes	3.900	10/01/27	1,225	1,176,989
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A (original cost $2,146,203; purchased 03/11/19-06/25/19)(f)	5.625	02/01/26(d)	2,702	653,716
Gtd. Notes, 144A (original cost $816,563; purchased 03/27/19)(f)	7.375	05/15/24(d)	975	232,792
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	10/01/25	1,075	1,012,538
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,658	1,560,028

MEG Energy Corp. (Canada), Gtd. Notes, 144A(aa)	7.125	02/01/27	1,525	1,451,596
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	400	187,087
Gtd. Notes, 144A	7.500	01/15/28	725	310,750

Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25	4,325	1,243,131
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	08/15/22	2,275	2,236,975
Sr. Unsec’d. Notes	2.700	02/15/23	825	794,827
Sr. Unsec’d. Notes	2.900	08/15/24	1,375	1,265,203
Sr. Unsec’d. Notes	3.125	02/15/22	50	49,512
Sr. Unsec’d. Notes	3.200	08/15/26	25	21,947
Sr. Unsec’d. Notes	3.450	07/15/24	400	361,630
Sr. Unsec’d. Notes	6.625	09/01/30	450	463,861

PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A(aa)	9.250	05/15/25	1,270	1,397,429
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(aa)	7.125	01/15/26	2,560	1,742,394
Range Resources Corp.,
Gtd. Notes(aa)	4.875	05/15/25	1,000	932,429
Gtd. Notes	5.000	03/15/23	2,205	2,197,026
Gtd. Notes	5.875	07/01/22	173	175,443
Gtd. Notes, 144A(aa)	9.250	02/01/26	1,325	1,395,585

Sunoco LP/Sunoco Finance Corp., Gtd. Notes(aa)	4.875	01/15/23	1,450	1,476,852

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A	7.250%	11/01/25	1,820	$597,859
Gtd. Notes, 144A	7.500	01/15/26	3,250	1,003,963
Gtd. Notes, 144A	8.000	02/01/27	850	252,722
WPX Energy, Inc.,
Sr. Unsec’d. Notes(aa)	5.250	09/15/24	1,825	1,863,797
Sr. Unsec’d. Notes(aa)	5.250	10/15/27	1,225	1,218,717
				47,047,440
Packaging & Containers 1.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(aa)	6.500	06/30/27	1,275	1,313,685
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	475	495,052
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	1,075	1,116,099

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	235	246,852
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	500	552,391
Gtd. Notes, 144A(aa)	6.625	05/13/27	975	1,075,628
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A	7.000	07/15/24	304	311,788
Sr. Sec’d. Notes, 144A	5.125	07/15/23	300	304,401

TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	365	371,665
				5,787,561
Pharmaceuticals 2.2%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	420	440,942
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,500	1,650,207
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28	1,000	988,395
Gtd. Notes, 144A(aa)	5.250	01/30/30	750	744,648
Gtd. Notes, 144A(aa)	6.125	04/15/25	4,600	4,729,807
Gtd. Notes, 144A	6.250	02/15/29	1,000	1,045,103

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A(aa)	7.000%	01/15/28	825	$879,025
Gtd. Notes, 144A(aa)	7.250	05/30/29	1,110	1,211,403
				11,689,530
Pipelines 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes(aa)	5.375	09/15/24	530	485,575
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,147,330
DCP Midstream Operating LP,
Gtd. Notes(aa)	5.125	05/15/29	1,375	1,445,326
Gtd. Notes	5.625	07/15/27	510	551,021

Energy Transfer Operating LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	–(rr)	1,075	919,172
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	930	987,270
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	400	438,409
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(aa)	7.000	06/15/23	825	827,059
Gtd. Notes(aa)	7.000	08/01/27	750	753,328
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	25	27,340
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	1,000	1,215,992

Rattler Midstream LP, Gtd. Notes, 144A	5.625	07/15/25	335	356,160
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	2,750	2,845,311
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	75	73,113
Gtd. Notes, 144A(aa)	5.500	01/15/28	3,304	3,023,483
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(aa)	5.375	02/01/27	1,400	1,455,815
Gtd. Notes(aa)	6.500	07/15/27	1,000	1,081,903
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	600	600,310
Sr. Unsec’d. Notes	4.000	07/01/22	250	255,750
Sr. Unsec’d. Notes(aa)	5.050	02/01/30	2,375	2,434,679
				21,924,346

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875%	11/15/25	2,200	$2,230,887
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25	2,000	2,047,388
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	340	345,196
Sr. Unsec’d. Notes, 144A(aa)	5.375	03/15/25	775	786,929

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/26	2,225	2,106,763
				7,517,163
Real Estate Investment Trusts (REITs) 2.9%
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	1,750	1,954,840
ESH Hospitality, Inc., Gtd. Notes, 144A(aa)	5.250	05/01/25	1,375	1,399,114
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	4.000	01/15/30	325	338,584
Gtd. Notes(aa)	5.375	11/01/23	750	803,066
Gtd. Notes	5.375	04/15/26	475	527,573

Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series H	3.375	12/15/29	1,000	972,617
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes(aa)	4.500	01/15/28	2,000	2,072,570
Gtd. Notes, 144A	4.625	06/15/25	245	258,634

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	5.000	10/15/27	2,325	2,460,697
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25	1,940	2,082,649
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	250	228,707
Gtd. Notes	5.000	04/15/23	75	73,706
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,235	1,266,428
Gtd. Notes, 144A(aa)	4.625	12/01/29	1,000	1,043,992
				15,483,177

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 5.2%
Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000%	10/01/24	1,250	$1,243,879
Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23	3,775	3,950,208
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22(d)	1,175	129,787
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25	1,450	1,553,199
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes (original cost $864,688; purchased 09/25/17-09/30/19)(f)	6.750	06/15/23	925	803,810
Sr. Unsec’d. Notes (original cost $1,637,463; purchased 01/28/19-08/28/19)(f)	6.500	05/01/21	1,850	1,632,606
Sr. Unsec’d. Notes (original cost $71,238; purchased 07/23/19)(f)	6.750	01/15/22	82	72,708
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $976,906; purchased 05/06/15-01/10/19)(f)	8.625	09/30/20	975	256,597
Sr. Unsec’d. Notes (original cost $2,950,281; purchased 01/30/17-09/26/19)(f)	8.625	09/30/20	3,275	867,875
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750	10/01/25	875	652,295
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24	2,724	2,329,452
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22	100	103,009
Gtd. Notes(aa)	5.625	10/15/23	595	620,253
PetSmart, Inc.,
Gtd. Notes, 144A(aa)	7.125	03/15/23	2,625	2,644,355
Sr. Sec’d. Notes, 144A(aa)	5.875	06/01/25	1,582	1,629,115
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A	7.500	07/01/25	100	100,306
Sr. Sec’d. Notes, 144A(aa)	8.000	11/15/26	1,746	1,780,071
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23	150	152,048
Gtd. Notes(aa)	5.625	12/01/25	2,075	2,135,764
Sec’d. Notes, 144A	8.750	04/30/25	300	333,009
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	03/01/25	1,885	1,931,130
Sr. Unsec’d. Notes	5.875	03/01/27	175	181,970

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A(aa)	7.000%	07/15/26	675	$729,288
Yum! Brands, Inc., Sr. Unsec’d. Notes(aa)	3.875	11/01/20	2,250	2,250,621
				28,083,355
Semiconductors 0.3%
Microchip Technology, Inc., Gtd. Notes, 144A	4.250	09/01/25	430	447,233
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(aa)	3.875	09/01/22	1,090	1,155,783
				1,603,016
Software 0.7%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	925	937,221
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	425	461,436
BY Crown Parent LLC, Gtd. Notes, 144A(aa)	7.375	10/15/24	1,410	1,443,338
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	810	827,094
				3,669,089
Telecommunications 8.0%
Altice France Holding SA (Luxembourg), Gtd. Notes, 144A	6.000	02/15/28	125	124,718
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	1,025	1,075,283
CenturyLink, Inc.,
Sr. Unsec’d. Notes(aa)	5.625	04/01/25	1,830	1,977,306
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	1,200	1,382,550
Sr. Unsec’d. Notes, Series T(aa)	5.800	03/15/22	700	731,422
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,930	2,228,182

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	769	788,610
CommScope, Inc., Gtd. Notes, 144A	7.125	07/01/28	850	906,369

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Group 0.5 Ltd. (Jamaica), Sr. Sec’d. Notes, Cash coupon 8.000% / PIK 2.000% or PIK 10.000%	10.000%	04/01/24	400	$303,191
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,050	1,058,706
Sr. Sec’d. Notes, 144A	8.750	05/25/24	525	530,250

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	6,368	4,218,521
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	3,940	4,724,058
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	2,160	1,414,883
Gtd. Notes, 144A	9.750	07/15/25(d)	4,135	2,846,394

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23(d)	1,035	49,119
Intrado Corp., Gtd. Notes, 144A(aa)	8.500	10/15/25	3,895	3,455,921
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24	1,020	1,000,664
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	700	894,724
Gtd. Notes	8.750	03/15/32	706	1,064,777
Sprint Corp.,
Gtd. Notes(aa)	7.625	02/15/25	1,925	2,308,276
Gtd. Notes(aa)	7.875	09/15/23	1,000	1,163,675
T-Mobile USA, Inc.,
Gtd. Notes	6.375	03/01/25	1,200	1,225,500
Gtd. Notes(aa)	6.500	01/15/26	4,055	4,245,747

ViaSat, Inc., Sr. Unsec’d. Notes, 144A	6.500	07/15/28	420	435,625
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	7.750	08/15/28	900	900,291
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.125	03/01/28	1,500	1,548,900
				42,603,662
Transportation 0.9%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	200	203,366

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
XPO Logistics, Inc., (cont’d.)
Gtd. Notes, 144A	6.250%	05/01/25	180	$192,641
Gtd. Notes, 144A(aa)	6.500	06/15/22	1,405	1,408,272
Gtd. Notes, 144A(aa)	6.750	08/15/24	2,800	2,971,018
				4,775,297
Total Corporate Bonds (cost $624,480,640)				618,383,855

	Shares
Common Stocks 0.5%
Electric Utilities 0.5%
GenOn Energy Holdings, Inc. (Class A Stock)*^	9,187	1,745,530
Keycon Power Holdings LLC*^	2,600	644,800
		2,390,330
Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)	18,750	110,250
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)	2,066	4,333

Total Common Stocks (cost $1,016,791)		2,504,913

Total Long-Term Investments (cost $693,339,856)		686,229,154

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 3.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $18,363,824)(w)	18,363,824	$18,363,824

TOTAL INVESTMENTS 131.7% (cost $711,703,680)		704,592,978
Liabilities in excess of other assets(z) (31.7)%		(169,623,779)

Net Assets 100.0%		$534,969,199

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
DIP—Debtor-In-Possession
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,548,768 and 0.9% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $408,684,007 segregated as collateral for amount of $180,000,000 borrowed and outstanding as of August 31, 2020.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $15,016,335. The aggregate value of $9,450,832 is 1.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of August 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at August 31, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%, 6.500%, Maturity Date 7/14/2021 (cost $341,856)	344	$348,946	$7,090	$—

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Credit default swap agreement outstanding at August 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at August 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34.V8	06/20/25	5.000%(Q)	56,237	$2,948,680	$(3,822,202)	$(6,770,882)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).